Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs Liability Quantitative Information [Table Text Block]

The carrying amounts of the liabilities measured at fair value are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at March 31, 2013:
Embedded conversion options	$—	$—	$591,078	$591,078

Total measured at fair value	$—	$—	$591,078	$591,078

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960

Total measured at fair value	$—	$—	$780,960	$780,960

The carrying amounts of the derivative liabilities are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960

Total measured at fair value	$—	$—	$780,960	$780,960

Liabilities at December 31, 2011:
Embedded conversion options	$—	$—	$1,823,207	$1,823,207

Total measured at fair value	$—	$—	$1,823,207	$1,823,207

Liabilities at December 31, 2010:
Embedded conversion options	$—	$—	$1,812,447	$1,812,447

Total measured at fair value	$—	$—	$1,812,447	$1,812,447

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table sets forth a summary of changes in the fair value of Level 3 liabilities for the three months ended March 31, 2013:

Balance at December 31, 2012	Established in 2012	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Effect of Extinguishment of Debt	Balance at March 31, 2013

$780,960	$—	$250,361	$(68,994)	$(193,093)	$(178,156)	$591,078

The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the year ended December 31, 2012 and 2011:

Description	Balance at December 31, 2011	Established in 2012	Conversion to Common Stock	Change in Fair Value	Reclass to Equity	Balance at December 31, 2012
Derivative liabilities:
Embedded conversion options	$1,823,207	$—	$(549,936)	$(492,311)	$—	$780,960
Contingent consideration	$—	$11,109,020	$—	$4,334,932	$(15,443,952)	$—

Description	Balance at December 31, 2010	Established in 2011	Modification of Warrant Agreements	Conversion to Common Stock	Change in Fair Value	Balance at December 31, 2011
Derivative liabilities:
Stock purchase warrants	$1,812,447	$—	$(1,434,322)	$—	$(378,125)	$—
Embedded conversion options	$—	$2,085,513	$—	$(169,965)	$(92,341)	$1,823,207